Post-Employment and Other Long-Term Employees Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 494	$ 411
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	175	182
Pension plans with expected projected benefit obligations in excess of plan assets, projected benefit obligation	492	478
Pension and other postretirement benefits cost (reversal of cost)	15	19	$ 11
Accrued benefits related to defined contribution pension plans	25	27
Annual cost of defined contribution plans	117	114	$ 100
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	967	950
Employer contributions	25	$ 26
Expected contribution in cash	$ 20